UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory L. Florio
Title:  Chief Compliance Officer
Phone:  (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York              February 14, 2008
--------------------        ------------------------       ---------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[NONE]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total:  $837,248
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number    Name

1.      028-10683               Marathon Global Convertible Master Fund, Ltd.

2.      028-11614               Marathon Special Opportunity Master Fund, Ltd.

3.      028-XXXXX               Marathon Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2               COLUMN 3    COL 4   COLUMN 5             COLUMN 6         COL 7  COLUMN 8

                                                                MARKET                                                  VOTING
                                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT       OTHER  AUTHORITY
NAME OF ISSUER                TITLE OF CLASS         CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION       MNGR     SHARED
--------------                --------------         -----      -------  -------    --- ----  ----------       ----     ------
ADAMS RESPIRATORY THERAPEUTI  COM                    00635P107   6,230      104,288 SHS        SHARED-DEFINED    1,2     104,288
ALCOA INC                     COM                    013817101   1,846       50,501 SHS        SHARED-DEFINED    1,2      50,501
ALLIANCE DATA SYSTEMS CORP    COM                    018581108   7,724      103,000 SHS        SHARED-DEFINED    1,2     103,000
ALLIANCE ONE INTL INC         COM                    018772103   1,093      268,531 SHS        SHARED-DEFINED      2     268,531
ALLIED DEFENSE GROUP INC      COM                    019118108     778      134,900 SHS        SHARED-DEFINED      1     134,900
AMBAC FINL GROUP INC          COM                    023139108   1,546       60,000 SHS        SHARED-DEFINED      1      60,000
AMBAC FINL GROUP INC          COM                    023139108   1,933       75,000     PUT    SHARED-DEFINED      1      75,000
AMERICAN AXLE & MFG HLDGS IN  COM                    024061103   8,304      445,950 SHS        SHARED-DEFINED      2     445,950
AMKOR TECHNOLOGY INC          COM                    031652100     427       50,000 SHS        SHARED-DEFINED      2      50,000
AMR CORP                      COM                    001765106     158       11,242 SHS        SHARED-DEFINED      3      11,242
ARACRUZ CELULOSE S A          SPON ADR PFD B         038496204   6,406       86,161 SHS        SHARED-DEFINED    1,3      86,161
ARCHER DANIELS MIDLAND CO     COM                    039483102   5,695      122,656 SHS        SHARED-DEFINED    1,3     122,656
ASPREVA PHARMACEUTICALS CORP  COM                    04538T109   4,511      173,491 SHS        SHARED-DEFINED    1,2     173,491
BANCO SANTANDER CHILE NEW     SP ADR REP COM         05965X109     733       14,385 SHS        SHARED-DEFINED    1,3      14,385
BANCOLOMBIA S A               SPON ADR PREF          05968L102   3,201       94,088 SHS        SHARED-DEFINED    1,3      94,088
BBVA BANCO FRANCES S A        SPONSORED ADR          07329M100     427       56,300 SHS        SHARED-DEFINED      3      56,300
BEA SYS INC                   COM                    073325102   4,734      300,000 SHS        SHARED-DEFINED    1,2     300,000
BRASIL TELECOM SA             SPONS ADR PFD          10553M101     151        4,968 SHS        SHARED-DEFINED      3       4,968
CANETIC RES TR                COM                    137513107   1,343      100,000 SHS        SHARED-DEFINED      2     100,000
CAPITALSOURCE INC             DBCV 4.000% 7/1        14055XAE2  28,088   30,000,000 PRN        SHARED-DEFINED      1  30,000,000
CELGENE CORP                  COM                    151020104   1,155       25,000 SHS        SHARED-DEFINED      2      25,000
CEMEX SAB DE CV               SPON ADR NEW           151290889   7,471      289,003 SHS        SHARED-DEFINED    1,3     289,003
CHINA NETCOM GROUP CORP HK L  SPONSORED ADR          16940Q101   1,701       28,639 SHS        SHARED-DEFINED    1,3      28,639
CHINA UNICOM LTD              SPONSORED ADR          16945R104   2,066       92,249 SHS        SHARED-DEFINED    1,3      92,249
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1        17285TAB2     799    1,000,000 PRN        SHARED-DEFINED      1   1,000,000
COGNOS INC                    COM                    19244C109  15,391      267,340 SHS        SHARED-DEFINED    1,2     267,340
COMCAST CORP NEW              CL A                   20030N101  38,293    2,097,120 SHS        SHARED-DEFINED    1,2   2,097,120
COMCAST CORP NEW              CL A SPL               20030N200  38,346    2,100,000     CALL   SHARED-DEFINED      2   2,100,000
COMMERCE BANCORP INC NJ       COM                    200519106   5,596      146,716 SHS        SHARED-DEFINED    1,2     146,716
COMMERCE GROUP INC MASS       COM                    200641108   3,159       87,800 SHS        SHARED-DEFINED    1,2      87,800
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD           20441B407     196       13,015 SHS        SHARED-DEFINED    1,3      13,015
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1        210795PJ3  38,432   29,226,000 PRN        SHARED-DEFINED    1,2  29,226,000
COTT CORP QUE                 COM                    22163N106  12,056    1,810,178 SHS        SHARED-DEFINED    1,3   1,810,178
CYPRESS SEMICONDUCTOR CORP    COM                    232806109   4,411      122,426 SHS        SHARED-DEFINED      1     122,426
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1        251591AS2  16,198   19,000,000 PRN        SHARED-DEFINED      1  19,000,000
E M C CORP MASS               NOTE 1.750%12/0        268648AM4  27,250   20,000,000 PRN        SHARED-DEFINED      1  20,000,000
ELECTRONIC ARTS INC           COM                    285512109   3,797       65,000 SHS        SHARED-DEFINED    1,2      65,000
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS         344419106   5,969      156,374 SHS        SHARED-DEFINED    1,3     156,374
FREEPORT-MCMORAN COPPER & GO  COM                    35671D857     432        4,220 SHS        SHARED-DEFINED      3       4,220
FRONTIER AIRLINES HOLDINGS I  COM                    359059102     132       25,000 SHS        SHARED-DEFINED      2      25,000
GENERAL MTRS CORP             DEB SR CV C 33         370442717  11,814      600,000 PRN        SHARED-DEFINED      1     600,000
GENLYTE GROUP INC             COM                    372302109  14,614      153,509 SHS        SHARED-DEFINED    1,2     153,509
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B             400506101   1,399       31,336 SHS        SHARED-DEFINED    1,3      31,336
GRANT PRIDECO INC             COM                    38821G101   4,441       80,000 SHS        SHARED-DEFINED    1,2      80,000
GRAPHIC PACKAGING CORP DEL    COM                    388688103     185       50,000 SHS        SHARED-DEFINED      2      50,000
GREY GLOBAL GROUP INC         SDCV 5.000%10/1        39787MAB4  33,188   25,000,000 PRN        SHARED-DEFINED      1  25,000,000
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B         399909100  15,315    2,020,478 SHS        SHARED-DEFINED    1,3   2,020,478
GRUPO SIMEC S A B DE C V      ADR                    400491106   9,102      875,195 SHS        SHARED-DEFINED    1,3     875,195
GRUPO TELEVISA SA DE CV       SP ADR REP ORD         40049J206     308       12,950 SHS        SHARED-DEFINED    1,3      12,950
HARMAN INTL INDS INC          COM                    413086109   3,317       45,000 SHS        SHARED-DEFINED    1,2      45,000
HARRAHS ENTMT INC             COM                    413619107   2,716       30,600 SHS        SHARED-DEFINED    1,2      30,600
HOLOGIC INC                   COM                    436440101   1,395       20,320 SHS        SHARED-DEFINED    1,2      20,320
HSBC HLDGS PLC                SPON ADR NEW           404280406   1,829       21,850 SHS        SHARED-DEFINED      1      21,850
HSBC HLDGS PLC                SPON ADR NEW           404280406   4,186       50,000     PUT    SHARED-DEFINED      1      50,000
ISHARES INC                   MSCI MEXICO            464286822   6,087      108,697 SHS        SHARED-DEFINED    1,3     108,697
ISHARES TR MSCI               EMERG MKT              464287234   3,006       20,000 SHS        SHARED-DEFINED      1      20,000
LCC INTERNATIONAL INC         CL A                   501810105     540      300,000     CALL   SHARED-DEFINED      2     300,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1        52729NBK5  13,050   15,000,000 PRN        SHARED-DEFINED      1  15,000,000
LEXMARK INTL NEW              CL A                   529771107   3,986      114,330 SHS        SHARED-DEFINED    1,2     114,330
LEXMARK INTL NEW              CL A                   529771107   1,743       50,000     PUT    SHARED-DEFINED      1      50,000
LIBERTY GLOBAL INC COM        SER A                  530555101   2,324       59,306 SHS        SHARED-DEFINED      2      59,306
LOCKHEED MARTIN CORP          DBCV 8/1               539830AP4  26,415   18,000,000 PRN        SHARED-DEFINED      1  18,000,000
LSI CORPORATION               NOTE 4.000% 5/1        502161AJ1   9,525   10,000,000 PRN        SHARED-DEFINED      1  10,000,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW               584690309   1,717       66,100 SHS        SHARED-DEFINED    1,2      66,100
MGI PHARMA INC                COM                    552880106   6,752      166,600 SHS        SHARED-DEFINED    1,2     166,600
MGM MIRAGE                    COM                    552953101   2,521       30,000 SHS        SHARED-DEFINED    1,2      30,000
MIDLAND CO                    COM                    597486109   2,362       36,516 SHS        SHARED-DEFINED    1,2      36,516
MIRANT CORP NEW               COM                    60467R100   6,034      154,795 SHS        SHARED-DEFINED      2     154,795
MOBILE TELESYSTEMS OJSC       SPONSORED ADR          607409109   3,439       33,785 SHS        SHARED-DEFINED    1,3      33,785
NAVTEQ CORP                   COM                    63936L100  17,108      226,300 SHS        SHARED-DEFINED    1,2     226,300
NII HLDGS INC                 CL B NEW               62913F201   4,104       84,925 SHS        SHARED-DEFINED    1,3      84,925
NOVA CHEMICALS CORP           COM                    66977W109   8,456      261,000 SHS        SHARED-DEFINED      2     261,000
NOVELL INC                    DBCV 0.500% 7/1        670006AC9  21,206   22,500,000 PRN        SHARED-DEFINED      1  22,500,000
NUCOR CORP                    COM                    670346105     958       16,182 SHS        SHARED-DEFINED    1,3      16,182
NYMEX HOLDINGS INC            COM                    62948N104     668        5,000 SHS        SHARED-DEFINED    1,2       5,000
OPTIMAL GROUP INC             CL A NEW               68388R208     423      101,832 SHS        SHARED-DEFINED    1,3     101,832
ORTHOVITA INC                 COM                    68750U102     475      136,235 SHS        SHARED-DEFINED      1     136,235
OWENS CORNING NEW             COM                    690742101     506       25,000 SHS        SHARED-DEFINED      2      25,000
PONIARD PHARMACEUTICALS INC   COM NEW                732449301   1,060      240,310 SHS        SHARED-DEFINED      1     240,310
PRIDE INTL INC DEL            NOTE 3.250% 5/0        74153QAD4  19,900   14,659,000 PRN        SHARED-DEFINED      1  14,659,000
PROLOGIS                      NOTE 1.875%11/1 ADDED  743410AR3   6,966    7,500,000 PRN        SHARED-DEFINED      1   7,500,000
QWEST COMMUNICATIONS INTL     IN NOTE 3.500%11/1     749121BY4  47,993   36,000,000 PRN        SHARED-DEFINED      1  36,000,000
RESPIRONICS INC               COM                    761230101   7,252      110,754 SHS        SHARED-DEFINED    1,2     110,754
RITE AID CORP                 COM                    767754104     558      200,000 SHS        SHARED-DEFINED      2     200,000
RURAL CELLULAR CORP           CL A                   781904107   6,849      155,349 SHS        SHARED-DEFINED    1,2     155,349
SELECT SECTOR SPDR            TR SBI INT-FINL        81369Y605   1,989       68,621 SHS        SHARED-DEFINED      1      68,621
SIERRA HEALTH SVCS INC        COM                    826322109   8,833      210,500 SHS        SHARED-DEFINED    1,2     210,500
SPANSION INC                  COM CL A               84649R101   7,076    1,800,600     PUT    SHARED-DEFINED      1   1,800,600
SPECTRUM BRANDS INC           COM                    84762L105     267       50,000 SHS        SHARED-DEFINED      2      50,000
SPRINT NEXTEL CORP            COM SER 1              852061100     657       50,000 SHS        SHARED-DEFINED      2      50,000
ST JUDE MED INC               COM                    790849103     813       20,000 SHS        SHARED-DEFINED      2      20,000
SUNCOM WIRELESS HLDGS INC     CL A NEW               86722Q207   9,981      374,100 SHS        SHARED-DEFINED    1,2     374,100
SUNTRUST BKS INC              COM                    867914103   3,125       50,000     PUT    SHARED-DEFINED      1      50,000
SYBASE INC                    NOTE 1.750% 2/2        871130AB6  11,600   10,000,000 PRN        SHARED-DEFINED      1  10,000,000
TIM PARTICIPACOES S A         SPONS ADR PFD          88706P106     639       18,275 SHS        SHARED-DEFINED    1,3      18,275
TRANE INC                     COM                    892893108   5,882      125,935 SHS        SHARED-DEFINED    1,2     125,935
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1 ADDED  893830AV1  18,966   17,500,000 PRN        SHARED-DEFINED      1  17,500,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1 ADDED  893830AU3  19,485   18,000,000 PRN        SHARED-DEFINED      1  18,000,000
TRIARC COS INC                CL A                   895927101     393       45,000 SHS        SHARED-DEFINED      1      45,000
TRICO MARINE SERVICES INC     COM NEW                896106200  12,260      331,182 SHS        SHARED-DEFINED    1,3     331,182
TRW AUTOMOTIVE HLDGS CORP     COM                    87264S106   6,675      319,358 SHS        SHARED-DEFINED      2     319,358
U S AIRWAYS GROUP INC         COM                    90341W108   3,425      232,845 SHS        SHARED-DEFINED  1,2,3     232,845
U S G CORP                    COM NEW                903293405     537       15,000 SHS        SHARED-DEFINED    1,2      15,000
UAL CORP                      DBCV 5.000% 2/0        902549AE4  14,595   14,000,000 PRN        SHARED-DEFINED      1  14,000,000
UAP HLDG CORP                 COM                    903441103   7,577      196,299 SHS        SHARED-DEFINED    1,2     196,299
UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT         90458E107     737        5,279 SHS        SHARED-DEFINED    1,3       5,279
UNITED AUTO GROUP INC         NOTE 3.500% 4/0        909440AH2  19,675   20,000,000 PRN        SHARED-DEFINED      1  20,000,000
VION PHARMACEUTICALS INC      COM                    927624106      96      175,000 SHS        SHARED-DEFINED      2     175,000
VIRGIN MEDIA INC              COM                    92769L101  12,114      706,787 SHS        SHARED-DEFINED      2     706,787
VORNADO RLTY TR               DBCV 2.850% 4/0        929042AC3  22,094   25,000,000 PRN        SHARED-DEFINED      1  25,000,000
WENDYS INTL INC               COM                    950590109     292       11,288 SHS        SHARED-DEFINED      3      11,288
WERNER ENTERPRISES INC        COM                    950755108     754       44,300 SHS        SHARED-DEFINED    1,3      44,300
WIDEPOINT CORP                COM                    967590100     330      343,230 SHS        SHARED-DEFINED      2     343,230
YOUNG BROADCASTING INC        CL A                   987434107     419      398,974 SHS        SHARED-DEFINED      2     398,974

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